Hybrid Bonds - Hybrid Bonds Issued by POSCO ENERGY Co., Ltd. (Parenthetical) (Detail) - Hybrid bond 1-4 [member] - POSCO ENERGY CO., LTD. [member]	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Maturity date	30 years (The Company has a right to extend the maturity date)
Interest rate	Issue date ~ 2023-08-29 : 5.21% Reset every 10 years as follows; · After 10 years : return on government bond (10 years) + 1.55% · After 10 years : additionally +0.25% according to Step-up clauses · After 30 years : additionally +0.75%
Interest rate (%)	5.21%
Interest rate adjustment	0.75%
Interest payments condition	Quarterly (Optional deferral of interest payment is available to the issuer)
Others	The issuer can call the hybrid bond at year 10 and interest payment date afterwards
After 10 years : Return on Government Bond [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	1.55%
After 10 years [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	0.25%